Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Accounts Receivable – Related Parties	Accounts receivable – related parties, net consist of the following:
	Relationship	Nature	December 31, 2023	December 31, 2022

Nanjing Culture Exchange Art Property Exchange Co., Ltd. (“Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company	Receivable from technological service fee revenue	$-	$16,345
Jinling Cultural Property Exchange Co., Ltd.(“Jinling Cultural”)*	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company	Receivable from technological service fee revenue	-	12,966
Total			$-	$29,311

Schedule Other Receivable – Related Party	Other receivables – related party
	Relationship	Nature	December 31, 2023	December 31, 2022

Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company	Funds held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.	$346,114	$3,421,345
Total			$346,114	$3,421,345

Schedule of Accounts Payable – Related Parties	Accounts payable – related parties consist of the following:
	Relationship	Nature	December 31, 2023	December 31, 2022

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Payable for storage fees	27,885	28,727
Total			$27,885	$28,727

Schedule of Other Payables – Related Parties	Other payables – related parties are those nontrade payables arising from transactions between the Company and its related parties, such as payments paid on behalf of the Company.
	Relationship	December 31, 2023	December 31, 2022

Mun Wah Wan	Chairman of the board of directors of the Company	400	3,262
Total		$400	$3,262

Schedule of Net Revenues – Related Parties	Net revenues – related parties consist of the following:
	Relationship	Nature	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company	Technological service fee revenue	$39,643	$29,934	$38,959
Jinling Cultural	It is owned by our 10.7% beneficial shareholder, Huajun Gao	Technological service fee revenue	-	21,542	22,519
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	-	17,091	21,821
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company	Technological service fee revenue	-	-	17,813
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Technological service fee revenue	104,966	97,758	132,045
Total			$144,609	$166,325	$233,157

Schedule Cost of Revenues – Related Party	Cost of revenues – related party consists of the following:
	Relationship	Nature	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$64,051	$304,400	$730,006

Schedule of Selling and Marketing Expenses – Related Party	Selling and marketing expenses – related party consists of the following:
	Relationship	Nature	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Online advertising expenses	$-	$43,590	$359,967

Schedule of General and Administrative Expenses – Related Parties	General and administrative expenses – related parties consist of the following:
	Relationship	Nature	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 10.7% shares of the Company	Rent expense.	$146,924	$151,480	$157,927

HKFAEx	100% owned by the Company’s Chairman	Accounting and business administration services.	87,365	$87,350	$65,357
Total			$234,289	$238,830	$223,284